Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of reserves within equity [line items]
Beginning balance, Equity	$ 1,360,230	[1]	$ 1,743,556		$ 1,224,191
Other comprehensive income	970,808		72,661	[2],[3]	(28,310)
Recognition of share-based payment expense	13,168		13,423		13,003
Ending balance, Equity	347,354		1,360,230	[1]	1,743,556
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(861,271)		(842,911)		(485,505)
Other comprehensive income	950,855		59,521	[3]	(22,557)
Options converted to shares	(92,896)		(88,469)		(342,768)
Recognition of share-based payment expense	13,168		13,423		13,003
SBP reserve converted to share capital	(92,896)		(88,469)		(342,768)
Other reclassifications related to share-based payment	(1,426)		(2,835)		(5,084)
Ending balance, Equity	8,430		(861,271)		(842,911)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(3)		(3)		(6)
Other comprehensive income	12				3
Ending balance, Equity	9		(3)		(3)
Restructuring reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	4,019		4,019		4,019
Ending balance, Equity	4,019		4,019		4,019
Share- based payment reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	98,817		176,698		511,547
Recognition of share-based payment expense	13,168		13,423		13,003
SBP reserve converted to share capital	(92,896)		(88,469)		(342,768)
Other reclassifications related to share-based payment	(1,426)		(2,835)		(5,084)
Ending balance, Equity	17,663		98,817		176,698
Loss on transactions between owners
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(840,359)		(840,359)		(840,359)
Ending balance, Equity	(840,359)		(840,359)		(840,359)
Foreign exchange translation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(123,745)		(183,266)		(160,706)
Other comprehensive income	950,843		59,521		(22,560)
Ending balance, Equity	$ 827,098		$ (123,745)		$ (183,266)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[3]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.